Corporate information - Acquisition - Narrative (Details) - Unicesumar R$ in Thousands, EquityInstruments in Thousands		12 Months Ended
	May 20, 2022 BRL (R$) EquityInstruments	Dec. 31, 2022 BRL (R$)	May 20, 2022 $ / shares	Dec. 31, 2021 item
Disclosure of detailed information about business combination [abstract]
Number of hubs recognised in a business combination | item				1,007
Number of students as at the date of acquisition | item				356,000
Number of students in a digital education as at the date of business combination | item				340,000
Percentage acquired	100.00%
Consideration paid	R$ 2,688,000
Shares issued for acquisition | EquityInstruments	7,182
Share price (in dollars per share) | $ / shares			$ 16.00
Additional contingent consideration	R$ 1,000
Term of experience in digital education (in years)	15 years
Revenue of acquiree		R$ 541,272
Net profit of acquiree		181,466
Proforma revenue		1,709,700
Proforma net profit		R$ 109,746
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Disclosure of detailed information about business combination [abstract]
Number of students in medicine as at the date of business combination | item				1,600
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Disclosure of detailed information about business combination [abstract]
License	R$ 50,000